Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Operating revenues		$ 5,140		$ 4,684	$ 4,234
Operating expenses:
Operation and maintenance		2,019	[1]	1,858	1,720
Depreciation and amortization		894		788	704
General taxes		348		320	307
Other		0		0	(1)
Total operating expenses, net		3,261		2,966	2,730
Operating income		1,879		1,718	1,504
Other income (expense):
Interest expense		(615)		(523)	(460)
Interest income		90		94	73
Non-operating benefit costs, net		16		28	32
Other, net		52		42	47
Total other income (expense)		(457)		(359)	(308)
Income before income taxes		1,422		1,359	1,196
Provision for income taxes		311		308	252
Net income attributable to common shareholders		$ 1,111		$ 1,051	$ 944
Basic earnings per share:
Net income attributable to common shareholders (in dollars per share)	[2]	$ 5.69		$ 5.39	$ 4.9
Diluted earnings per share:
Net income attributable to common shareholders (in dollars per share)	[2]	$ 5.69		$ 5.39	$ 4.9
Weighted average common shares outstanding:
Basic (in shares)		195		195	193
Diluted (in shares)		195		195	193

[1]	Significant segment expense.
[2]	Amounts may not calculate due to rounding.